Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.3%
			Canada: 0.2%
	191,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	$199,319	0.1
	186,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	189,199	0.1
				388,518	0.2

			China: 0.3%
	601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	632,823	0.3

			France: 0.7%
	572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	590,811	0.3
	265,000	(1)	BPCE SA, 2.700%, 10/01/2029	263,731	0.1
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	314,501	0.2
	226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	226,631	0.1
				1,395,674	0.7

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	718,020	0.3

			Ireland: 0.2%
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	382,146	0.2

			Japan: 0.9%
	200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	207,938	0.1
	790,000	(1)	MUFG Bank Ltd., 2.300%, 03/05/2020	790,624	0.4
	200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	200,008	0.1
	639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	686,191	0.3
				1,884,761	0.9

			Mexico: 0.0%
MXN	1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	62,813	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	3,178	0.0
				3,178	0.0

			Netherlands: 0.9%
	170,000		ArcelorMittal, 7.000%, 10/15/2039	206,320	0.1
	270,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	271,624	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/2025	731,623	0.4
	361,000		Shell International Finance BV, 4.000%, 05/10/2046	418,291	0.2
	300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	299,269	0.1
				1,927,127	0.9

			Norway: 0.2%
	380,000		Equinor ASA, 2.450%, 01/17/2023	386,155	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	70,553	0.0

			Switzerland: 0.4%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	446,425	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	282,274	0.2
				728,699	0.4

			United Kingdom: 1.1%
	283,000		Aon PLC, 2.800%, 03/15/2021	285,176	0.2
	405,000	(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	432,058	0.2
	200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	205,787	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/2020	1,002,900	0.5
	230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	269,235	0.1
				2,195,156	1.1

			United States: 15.1%
	150,000		AbbVie, Inc., 3.600%, 05/14/2025	156,101	0.1
	321,000		AbbVie, Inc., 4.300%, 05/14/2036	339,634	0.2
	53,000		Aetna, Inc., 2.800%, 06/15/2023	53,709	0.0
	459,000		American International Group, Inc., 4.500%, 07/16/2044	511,768	0.2
	175,000		Altria Group, Inc., 4.500%, 05/02/2043	176,009	0.1
	180,000		Altria Group, Inc., 4.800%, 02/14/2029	197,555	0.1
	63,683		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	67,841	0.0
	450,000		American Tower Corp., 2.750%, 01/15/2027	449,271	0.2
	300,000		Amgen, Inc., 3.200%, 11/02/2027	314,043	0.2
	88,000		Amgen, Inc., 4.563%, 06/15/2048	100,912	0.1
	170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	202,547	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	$143,634	0.1
201,000		Anthem, Inc., 3.700%, 09/15/2049	195,851	0.1
301,000		AT&T, Inc., 4.300%, 02/15/2030	331,555	0.2
299,000		AT&T, Inc., 5.150%, 03/15/2042	344,567	0.2
422,000		AT&T, Inc., 5.650%, 02/15/2047	524,334	0.3
368,000		Bank of America Corp., 3.300%, 01/11/2023	380,686	0.2
616,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	643,274	0.3
458,000		Bank of America Corp., 4.100%, 07/24/2023	489,342	0.2
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	305,276	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	412,383	0.2
530,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	550,742	0.3
140,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	157,059	0.1
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	442,586	0.2
216,000		CBS Corp., 3.700%, 08/15/2024	226,104	0.1
266,000		Celgene Corp., 3.875%, 08/15/2025	287,367	0.1
474,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	499,173	0.2
265,000		Citigroup, Inc., 4.125%, 07/25/2028	285,547	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/2024	614,662	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	531,727	0.3
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	758,089	0.4
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	290,376	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	164,384	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	348,112	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	126,766	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	104,811	0.1
72,000		Consumers Energy Co., 3.100%, 08/15/2050	72,305	0.0
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,189,438	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	552,083	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	353,234	0.2
442,000		Discover Bank, 7.000%, 04/15/2020	452,947	0.2
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	125,924	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	84,986	0.0
45,000		Eastman Chemical Co., 2.700%, 01/15/2020	45,039	0.0
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,106,328	0.5
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	296,922	0.1
558,000		Entergy Corp., 5.125%, 09/15/2020	569,371	0.3
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	235,620	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	57,331	0.0
57,000		Exxon Mobil Corp., 3.095%, 08/16/2049	57,531	0.0
202,000		FedEx Corp., 4.050%, 02/15/2048	198,914	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	491,320	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	563,068	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	569,903	0.3
205,000		General Electric Co., 6.750%, 03/15/2032	258,043	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	233,262	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	241,518	0.1
942,000	(4)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	953,138	0.5
90,000		Johnson & Johnson, 2.900%, 01/15/2028	94,759	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	162,500	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	59,766	0.0
117,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	117,788	0.1
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	511,118	0.2
250,000	(4)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	250,431	0.1
110,000		Kimco Realty Corp., 3.700%, 10/01/2049	108,127	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	238,303	0.1
194,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	229,267	0.1
165,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	163,395	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
135,000	(1)	Kraft Heinz Foods Co., 4.875%, 10/01/2049	$136,460	0.1
103,000		Kroger Co/The, 4.650%, 01/15/2048	110,483	0.1
148,000		Medtronic, Inc., 3.150%, 03/15/2022	152,647	0.1
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	404,055	0.2
190,000		Mississippi Power Co., 4.250%, 03/15/2042	206,231	0.1
292,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	295,101	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	389,483	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	651,192	0.3
70,000	(1)	MPLX L.P., 5.250%, 01/15/2025	73,908	0.0
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	312,227	0.2
324,000		Newmont Goldcorp Corp., 3.700%, 03/15/2023	337,521	0.2
123,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	127,255	0.1
349,000		Oracle Corp., 2.950%, 05/15/2025	363,315	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	51,135	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	106,272	0.1
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	140,748	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/2026	243,597	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	472,754	0.2
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	44,917	0.0
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	260,686	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	308,695	0.2
225,000		Southern Co., 2.750%, 06/15/2020	225,847	0.1
185,000		Southwest Airlines Co., 3.450%, 11/16/2027	193,307	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	109,606	0.1
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	304,919	0.1
255,000		Union Electric Co., 3.250%, 10/01/2049	255,624	0.1
72,062		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	74,361	0.0
52,292		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	53,192	0.0
78,438		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	78,877	0.0
90,000		United Parcel Service, Inc., 3.400%, 09/01/2049	91,749	0.0
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	254,061	0.1
331,000		Verizon Communications, Inc., 4.522%, 09/15/2048	391,478	0.2
252,000		Viacom, Inc., 4.375%, 03/15/2043	260,217	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	271,998	0.1
300,000	(1)	Walt Disney Co/The, 5.400%, 10/01/2043	419,694	0.2
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	461,268	0.2
111,000		Westar Energy, Inc., 3.250%, 09/01/2049	111,844	0.1
			31,118,200	15.1

	Total Corporate Bonds/Notes (Cost $39,831,911)		41,831,010	20.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.7%
		United States: 15.7%
263,479	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.630%, 05/25/2036	258,634	0.1
237,039		Alternative Loan Trust 2005-51 3A2A, 3.736%, (12MTA + 1.290%), 11/20/2035	231,709	0.1
79,281		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	60,273	0.0
476,789		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	491,187	0.2
58,006		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	58,373	0.0
54,548		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	55,158	0.0
302,983		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	256,918	0.1
74,648	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.948%, 05/25/2035	76,452	0.0
314,282		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	312,676	0.2
49,952		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.518%, (US0001M + 0.500%), 11/25/2035	31,614	0.0
257,120		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.738%, (US0001M + 0.720%), 11/25/2035	257,904	0.1
268,635	(1),(4)	CSMC Trust 2015-3 B1, 3.934%, 03/25/2045	282,721	0.1
5,628	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.640%, (US0001M + 0.500%), 01/27/2037	8,445	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
738,366		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.468%, (US0001M + 4.450%), 01/25/2029	$778,315	0.4
835,923		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.368%, (US0001M + 4.350%), 05/25/2029	882,162	0.4
400,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.668%, (US0001M + 3.650%), 09/25/2029	420,962	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.018%, (US0001M + 3.000%), 10/25/2029	520,289	0.3
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.218%, (US0001M + 2.200%), 01/25/2030	506,930	0.3
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.418%, (US0001M + 2.400%), 05/28/2030	303,901	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.518%, (US0001M + 2.500%), 05/25/2030	609,917	0.3
600,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.568%, (US0001M + 2.550%), 12/25/2030	610,983	0.3
400,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.018%, (US0001M + 2.000%), 03/25/2031	401,821	0.2
400,000	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.318%, (US0001M + 2.300%), 08/25/2031	402,555	0.2
700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.418%, (US0001M + 2.400%), 04/25/2031	707,317	0.4
58,305	(5)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	13,047	0.0
30,884	(5)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	7,055	0.0
96,105	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	11,026	0.0
18,545	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	3,741	0.0
159,801	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	33,531	0.0
25,580	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	5,125	0.0
25,064	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	5,498	0.0
30,810	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/01/2033	6,231	0.0
13,203	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,555	0.0
14,042	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,818	0.0
457,546	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	72,294	0.0
670,766	(4),(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	86,898	0.0
8,678		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	9,515	0.0
12,522		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	13,993	0.0
60,172	(5)	Fannie Mae REMIC Trust 2002-12 SB, 5.732%, (-1.000*US0001M + 7.750%), 07/25/2031	13,073	0.0
35,638	(5)	Fannie Mae REMIC Trust 2002-2 SW, 5.732%, (-1.000*US0001M + 7.750%), 02/25/2032	8,028	0.0
15,392		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	17,586	0.0
6,265		Fannie Mae REMIC Trust 2002-29 F, 3.018%, (US0001M + 1.000%), 04/25/2032	6,436	0.0
20,478	(5)	Fannie Mae REMIC Trust 2002-41 S, 5.932%, (-1.000*US0001M + 7.950%), 07/25/2032	3,917	0.0
1,928		Fannie Mae REMIC Trust 2002-64 FJ, 3.018%, (US0001M + 1.000%), 04/25/2032	1,981	0.0
4,084		Fannie Mae REMIC Trust 2002-68 FH, 2.541%, (US0001M + 0.500%), 10/18/2032	4,114	0.0
712,003	(5)	Fannie Mae REMIC Trust 2002-77 JS, 5.959%, (-1.000*US0001M + 8.000%), 12/18/2032	153,770	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
17,760		Fannie Mae REMIC Trust 2002-84 FB, 3.018%, (US0001M + 1.000%), 12/25/2032	$18,244	0.0
17,758		Fannie Mae REMIC Trust 2003-11 FA, 3.018%, (US0001M + 1.000%), 09/25/2032	18,242	0.0
3,837		Fannie Mae REMIC Trust 2003-116 FA, 2.418%, (US0001M + 0.400%), 11/25/2033	3,796	0.0
24,671	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	6,398	0.0
17,722	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	4,111	0.0
9,140	(5)	Fannie Mae REMIC Trust 2003-52 NS, 5.082%, (-1.000*US0001M + 7.100%), 06/25/2023	460	0.0
432,939	(5)	Fannie Mae REMIC Trust 2004-56 SE, 5.532%, (-1.000*US0001M + 7.550%), 10/25/2033	85,795	0.0
26,054		Fannie Mae REMIC Trust 2005-25 PS, 19.279%, (-4.400*US0001M + 28.160%), 04/25/2035	45,086	0.0
12,428	(5)	Fannie Mae REMIC Trust 2005-40 SB, 4.732%, (-1.000*US0001M + 6.750%), 05/25/2035	1,868	0.0
42,552		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	43,493	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 15.927%, (-4.000*US0001M + 24.000%), 07/25/2035	179,166	0.1
311,158		Fannie Mae REMIC Trust 2005-87 SB, 16.433%, (-3.667*US0001M + 23.833%), 10/25/2035	496,942	0.2
194,076		Fannie Mae REMIC Trust 2006-104 ES, 23.358%, (-5.000*US0001M + 33.450%), 11/25/2036	357,170	0.2
13,818		Fannie Mae REMIC Trust 2006-11 PS, 17.166%, (-3.667*US0001M + 24.567%), 03/25/2036	22,964	0.0
35,480		Fannie Mae REMIC Trust 2006-46 SW, 16.799%, (-3.667*US0001M + 24.199%), 06/25/2036	54,356	0.0
7,803,114	(5)	Fannie Mae REMIC Trust 2006-51 SA, 4.552%, (-1.000*US0001M + 6.570%), 06/25/2036	1,515,888	0.7
68,590	(5)	Fannie Mae REMIC Trust 2006-90 SX, 5.212%, (-1.000*US0001M + 7.230%), 09/25/2036	13,237	0.0
7,770,760	(5)	Fannie Mae REMIC Trust 2007-116 DI, 3.922%, (-1.000*US0001M + 5.940%), 01/25/2038	1,535,202	0.8
54,936	(5)	Fannie Mae REMIC Trust 2007-88 XI, 4.522%, (-1.000*US0001M + 6.540%), 06/25/2037	11,946	0.0
689,398	(5)	Fannie Mae REMIC Trust 2007-89 SB, 4.532%, (-1.000*US0001M + 6.550%), 09/25/2037	114,194	0.1
1,581,673	(5)	Fannie Mae REMIC Trust 2007-94 SG, 4.432%, (-1.000*US0001M + 6.450%), 10/25/2037	330,589	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 14.499%, (-5.000*US0001M + 25.000%), 10/25/2040	705,662	0.4
96,924		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	104,505	0.1
2,940,842	(5)	Fannie Mae REMIC Trust 2011-55 SK, 4.542%, (-1.000*US0001M + 6.560%), 06/25/2041	620,787	0.3
2,332,190	(5)	Fannie Mae REMIC Trust 2011-86 NS, 3.932%, (-1.000*US0001M + 5.950%), 09/25/2041	387,088	0.2
1,622,423	(5)	Fannie Mae REMIC Trust 2012-10 US, 4.432%, (-1.000*US0001M + 6.450%), 02/25/2042	207,997	0.1
1,227,704	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	165,489	0.1
4,148,926	(5)	Fannie Mae REMIC Trust 2012-133 PS, 4.182%, (-1.000*US0001M + 6.200%), 03/25/2042	443,445	0.2
1,978,231	(5)	Fannie Mae REMIC Trust 2012-144 SB, 4.082%, (-1.000*US0001M + 6.100%), 01/25/2043	454,412	0.2
2,133,986	(5)	Fannie Mae REMIC Trust 2012-27 SB, 3.962%, (-1.000*US0001M + 5.980%), 11/25/2041	289,284	0.1
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	25,954	0.0
1,322,450	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	149,123	0.1
8,010,814	(5)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	539,199	0.3
7,151,308	(5)	Freddie Mac 3502 DL, 3.973%, (-1.000*US0001M + 6.000%), 01/15/2039	1,371,148	0.7
27,762		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	29,221	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
17,814		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	$18,940	0.0
36,457		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	40,130	0.0
7,716	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,538	0.0
40,578	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	7,797	0.0
20,318		Freddie Mac REMIC Trust 2122 F, 2.478%, (US0001M + 0.450%), 02/15/2029	19,830	0.0
63,137	(5)	Freddie Mac REMIC Trust 2134 SB, 5.673%, (-1.000*US0001M + 7.700%), 03/15/2029	9,686	0.0
69,624	(5)	Freddie Mac REMIC Trust 2136 SG, 5.623%, (-1.000*US0001M + 7.650%), 03/15/2029	12,177	0.0
90,242	(5)	Freddie Mac REMIC Trust 2177 SB, 6.923%, (-1.000*US0001M + 8.950%), 08/15/2029	17,973	0.0
10,418		Freddie Mac REMIC Trust 2344 FP, 2.978%, (US0001M + 0.950%), 08/15/2031	10,676	0.0
4,503		Freddie Mac REMIC Trust 2412 GF, 2.978%, (US0001M + 0.950%), 02/15/2032	4,617	0.0
37,979		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	44,270	0.0
5,762		Freddie Mac REMIC Trust 2464 FI, 3.028%, (US0001M + 1.000%), 02/15/2032	5,919	0.0
5,911		Freddie Mac REMIC Trust 2470 LF, 3.028%, (US0001M + 1.000%), 02/15/2032	6,072	0.0
8,457		Freddie Mac REMIC Trust 2471 FD, 3.028%, (US0001M + 1.000%), 03/15/2032	8,687	0.0
6,875		Freddie Mac REMIC Trust 2504 FP, 2.528%, (US0001M + 0.500%), 03/15/2032	6,927	0.0
25,208		Freddie Mac REMIC Trust 2551 LF, 2.528%, (US0001M + 0.500%), 01/15/2033	25,396	0.0
52,017		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	54,015	0.0
331,409		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	370,630	0.2
277,968		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	307,764	0.2
54,105		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	61,462	0.0
56,132	(5)	Freddie Mac REMIC Trust 3004 SB, 4.123%, (-1.000*US0001M + 6.150%), 07/15/2035	7,197	0.0
12,588		Freddie Mac REMIC Trust 3025 SJ, 17.316%, (-3.667*US0001M + 24.750%), 08/15/2035	20,792	0.0
700,344	(5)	Freddie Mac REMIC Trust 3223 S, 3.923%, (-1.000*US0001M + 5.950%), 10/15/2036	106,834	0.1
2,019,539	(5)	Freddie Mac REMIC Trust 3505 SA, 3.973%, (-1.000*US0001M + 6.000%), 01/15/2039	414,697	0.2
2,335,873	(5)	Freddie Mac REMIC Trust 3702 S, 2.423%, (-1.000*US0001M + 4.450%), 05/15/2036	268,448	0.1
795,075	(5)	Freddie Mac REMIC Trust 3710 SL, 3.973%, (-1.000*US0001M + 6.000%), 05/15/2036	13,862	0.0
2,423,031	(5)	Freddie Mac REMIC Trust 3925 SD, 4.023%, (-1.000*US0001M + 6.050%), 07/15/2040	246,720	0.1
1,182,895	(5)	Freddie Mac REMIC Trust 4136 SW, 4.223%, (-1.000*US0001M + 6.250%), 11/15/2032	187,904	0.1
567,257	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	97,890	0.1
8,645,794	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,260,468	0.6
1,039,654	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	109,758	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.918%, (US0001M + 3.900%), 12/25/2027	260,051	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.718%, (US0001M + 4.700%), 04/25/2028	110,459	0.1
198,807		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 5.818%, (US0001M + 3.800%), 03/25/2025	204,688	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.468%, (US0001M + 3.450%), 10/25/2029	528,166	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.518%, (US0001M + 2.500%), 03/25/2030	408,988	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.668%, (US0001M + 2.650%), 12/25/2029	$615,925	0.3
	63,816	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	64,519	0.0
	361,273		Ginnie Mae Series 2007-8 SP, 15.420%, (-3.242*US0001M + 22.049%), 03/20/2037	576,168	0.3
	566,846	(5)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	5,255	0.0
	1,891,012	(5)	Ginnie Mae Series 2010-68 MS, 3.806%, (-1.000*US0001M + 5.850%), 06/20/2040	329,231	0.2
	1,331,579	(5)	Ginnie Mae Series 2012-97 SC, 4.673%, (-1.000*US0001M + 6.700%), 07/16/2041	239,509	0.1
	224,375		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.228%, (US0001M + 0.210%), 04/25/2036	216,464	0.1
	266,914	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	271,314	0.1
	30,491	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.928%, 09/25/2035	31,019	0.0
	582,206		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.228%, (US0001M + 0.210%), 04/25/2046	553,958	0.3
	626,872	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 4.538%, 07/25/2035	638,769	0.3
	65,174	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 4.642%, 07/25/2035	66,325	0.0
	292,375	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	296,055	0.2
	284,763	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.856%, 08/25/2047	301,868	0.2
	285,680	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	292,699	0.1
	138,105		Lehman XS Trust Series 2005-5N 1A2, 2.378%, (US0001M + 0.360%), 11/25/2035	132,993	0.1
	65,423	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.759%, 04/25/2036	66,787	0.0
	2,192,609	(4)	RALI Series Trust 2006-QO1 X2, 2.491%, 02/25/2046	246,386	0.1
	67,444	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	68,764	0.0
	668,474	(4)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	354,464	0.2
	6,555,822	(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.856%, 08/25/2045	277,132	0.1
	40,667	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.869%, 10/25/2036	40,093	0.0
	746,632	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.719%, 12/25/2036	720,883	0.4
	138,942	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.881%, 08/25/2046	134,989	0.1
	307,493	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.823%, 12/25/2036	308,568	0.2
	82,835	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.536%, 04/25/2037	76,366	0.0
	101,967		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.448%, (US0001M + 0.430%), 06/25/2037	84,302	0.0
	31,926	(4)	Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 5.014%, 02/25/2034	33,045	0.0
	113,239		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	115,049	0.1
	109,016	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.706%, 10/25/2036	110,359	0.1
	23,514	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.706%, 10/25/2036	23,757	0.0
	152,906	(4)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 5.017%, 04/25/2036	156,122	0.1
	182,735	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.784%, 08/20/2045	185,547	0.1

		Total Collateralized Mortgage Obligations (Cost $29,366,523)		32,278,021	15.7

SOVEREIGN BONDS: 10.1%
			Brazil: 1.0%
BRL	7,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	2,018,502	1.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Chile: 0.1%
CLP	155,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	$297,894	0.1

			Germany: 4.7%
EUR	1,010,000		Bundesobligation, 0.000%, 10/08/2021	1,118,504	0.5
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	35,997	0.0
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	304,379	0.2
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,112	0.0
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,237,869	0.6
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	137,667	0.1
EUR	5,770,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,734,442	3.3
EUR	10,000		Bundesschatzanweisungen, 0.000%, 03/13/2020	10,932	0.0
				9,591,902	4.7

			Indonesia: 0.2%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	479,662	0.2

			Italy: 0.7%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	692,407	0.3
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	713,567	0.4
				1,405,974	0.7

			Peru: 1.1%
PEN	750,000	(1)	Peru Government Bond, 5.400%, 08/12/2034	237,660	0.1
PEN	5,649,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	1,921,704	1.0
				2,159,364	1.1

			Portugal: 0.7%
EUR	1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,532,785	0.7

			Russia: 0.4%
RUB	53,752,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	837,033	0.4

			Spain: 1.2%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,069,163	0.5
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,399,609	0.7
				2,468,772	1.2
		Total Sovereign Bonds (Cost $20,452,435)		20,791,888	10.1

U.S. TREASURY OBLIGATIONS: 12.8%
			Treasury Inflation Indexed Protected Securities: 3.0%
	6,180,732		0.250%,07/15/2029	6,251,061	3.0

			U.S. Treasury Bonds: 1.9%
	3,330,000		2.875%,05/15/2049	3,887,775	1.9
	60,000		3.500%,02/15/2039	75,231	0.0
				3,963,006	1.9

			U.S. Treasury Notes: 7.9%
	2,000		1.500%,08/31/2021	1,994	0.0
	1,536,000		1.625%,09/30/2026	1,536,450	0.8
	6,052,000	(6)	1.625%,08/15/2029	6,026,468	2.9
	488,000		1.500%,07/15/2020	486,666	0.2
	4,027,000		1.500%,09/30/2021	4,017,404	2.0
	1,297,000		1.500%,09/15/2022	1,294,720	0.6
	2,781,000		1.500%,09/30/2024	2,774,645	1.4
				16,138,347	7.9

		Total U.S. Treasury Obligations (Cost $26,352,177)		26,352,414	12.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.2%
			Federal Home Loan Mortgage Corporation: 0.5%(7)
	236,949		4.000%,09/01/2045	249,337	0.1
	154,553		4.000%,09/01/2045	163,350	0.1
	132,384		4.000%,09/01/2045	139,777	0.1
	102,278		4.000%,09/01/2045	108,020	0.1
	188,643		4.000%,05/01/2046	198,847	0.1
	132		5.000%,01/01/2020	137	0.0
	720		5.000%,02/01/2020	744	0.0
	9,513		5.000%,12/01/2034	10,411	0.0
	34,417		6.000%,02/01/2034	39,632	0.0
	2,963		6.500%,02/01/2022	3,096	0.0
	3,628		6.500%,09/01/2022	3,772	0.0
	2,365		6.500%,08/01/2032	2,687	0.0
	6,092		6.500%,07/01/2034	6,794	0.0
	4,591		6.500%,07/01/2034	5,120	0.0
				931,724	0.5

			Federal National Mortgage Association: 0.0%(7)
	94,612		4.755%, (US0012M + 1.777%),10/01/2036	99,772	0.0

			Government National Mortgage Association: 2.1%
	4,100,000	(8)	3.000%,11/20/2049	4,204,262	2.1
	34,152		5.000%,04/15/2034	37,880	0.0
	15,374		6.500%,02/20/2035	17,696	0.0
				4,259,838	2.1

			Uniform Mortgage-Backed Security: 6.6%
	2,400,000	(8)	3.500%,10/25/2049	2,462,531	1.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
2,900,000	(8)	4.500%,10/25/2049	$3,054,289	1 .5
53,882		2.500%,06/01/2030	54,509	0 .0
76,464		2.500%,06/01/2030	77,353	0 .0
30,879		2.500%,07/01/2030	31,238	0 .0
462,532		3.500%,05/01/2049	475,201	0 .2
1,550,568		3.500%,06/01/2049	1,594,289	0 .8
2,371,843		3.500%,09/01/2049	2,438,178	1 .2
144,407		4.000%,05/01/2045	152,845	0 .1
2,802,927		4.000%,06/01/2049	2,911,710	1 .4
63,084		5.000%,06/01/2041	69,532	0 .0
15,327		5.500%,09/01/2024	16,575	0 .0
1,004		6.000%,05/01/2021	1,018	0 .0
68,092		6.000%,11/01/2034	78,369	0 .1
110,397		6.000%,04/01/2035	127,069	0 .1
49,521		6.500%,12/01/2029	55,437	0 .0
21,039		6.500%,01/01/2034	23,676	0 .0
265		7.000%,04/01/2033	296	0 .0
18,611		7.500%,09/01/2032	22,098	0 .0
38,649		7.500%,01/01/2033	45,064	0 .0
			13,691,277	6 .6

	Total U.S. Government Agency Obligations (Cost $18,862,112)		18,982,611	9 .2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.5%
		United States: 8.5%
6,923,776	(4),(5)	BANK 2017-BNK5 XA, 1.226%, 06/15/2060	404,041	0 .2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.792%, 07/15/2060	635,220	0 .3
1,948,000	(1),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	190,754	0 .1
996,940	(4),(5)	BANK 2019-BNK16 XA, 1.129%, 02/15/2052	72,216	0 .0
8,020,000	(1),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	278,467	0 .1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	194,854	0 .1
1,198,205	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	98,245	0 .0
1,841,118	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.548%, 08/10/2049	135,608	0 .1
7,900,000	(4),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.994%, 08/10/2049	422,599	0 .2
3,214,120	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.260%, 10/12/2050	210,969	0 .1
210,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	222,914	0 .1
570,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 5.154%, 04/10/2047	584,445	0 .3
3,268,209	(4),(5)	COMM 2012-CR1 XA, 2.036%, 05/15/2045	127,421	0 .1
9,588,794	(1),(4),(5)	COMM 2012-LTRT XA, 1.080%, 10/05/2030	207,516	0 .1
1,809,060	(4),(5)	COMM 2013-CCRE10 XA Mortgage Trust, 0.827%, 08/10/2046	41,777	0 .0
11,246,417	(4),(5)	COMM 2014-CR16 XA, 1.144%, 04/10/2047	418,135	0 .2
570,000	(4)	COMM 2016-COR1 C, 4.530%, 10/10/2049	606,598	0 .3
4,409,158	(4),(5)	COMM 2016-CR28 XA, 0.754%, 02/10/2049	144,468	0 .1
1,000,000	(4)	COMM 2017-COR2 C, 4.714%, 09/10/2050	1,086,461	0 .5
440,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.678%, (US0001M + 2.650%), 05/15/2036	442,277	0 .2
200,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.341%, 06/15/2057	196,536	0 .1
1,881,611	(1),(4),(5)	DBUBS 2011-LC1A XA, 0.883%, 11/10/2046	7,488	0 .0
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	282,305	0 .1
3,840,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	135,606	0 .1
7,000,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	454,660	0 .2
2,630,967	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	196,392	0 .1
334,634	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 3.560%, 08/25/2040	0	–
38,051,137	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	63,930	0 .0
255,000	(1)	GPT 2018-GPP D Mortgage Trust, 3.878%, (US0001M + 1.850%), 06/15/2035	253,405	0 .1
450,000	(1),(4)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	454,288	0 .2
100,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	98,581	0 .1
1,949,816	(4),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.355%, 05/10/2045	64,269	0 .0
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	152,274	0 .1
3,975,974	(4),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.214%, 11/10/2046	144,450	0 .1
4,449,323	(4),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.760%, 08/10/2046	91,827	0 .0
690,000	(1),(4)	GS Mortgage Securities Trust 2016-GS4 E, 3.921%, 11/10/2049	545,259	0 .3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
2,315,190	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.190%, 05/10/2050	$156,389	0 .1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	413,102	0 .2
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	305,136	0 .2
3,766	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.542%, 06/12/2041	3,783	0 .0
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,707,658	0 .8
5,765,062	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.650%, 06/15/2045	146,950	0 .1
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	710,865	0 .3
339,918	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	340,305	0 .2
3,062,204	(1),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.263%, 03/10/2050	126,609	0 .1
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.762%, 11/15/2045	1,105,817	0 .5
18,750,000	(1),(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.600%, 12/15/2047	434,488	0 .2
440,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.074%, 04/15/2047	466,785	0 .2
570,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	590,833	0 .3
3,147,944	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.978%, 08/15/2045	127,442	0 .1
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.403%, 03/15/2045	481,841	0 .2
330,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.110%, 06/15/2046	318,984	0 .2
9,334,119	(4),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.199%, 03/15/2047	317,354	0 .2

	Total Commercial Mortgage-Backed Securities (Cost $16,934,278)		17,420,596	8 .5

ASSET-BACKED SECURITIES: 3.4%
		United States: 3.4%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.653%, (US0003M + 2.350%), 04/14/2029	493,987	0 .3
500,000	(1)	Apidos CLO XXIX 2018-29A B, 4.176%, (US0003M + 1.900%), 07/25/2030	481,799	0 .2
412,500	(1)	BlueMountain CLO 2013-2A CR, 4.228%, (US0003M + 1.950%), 10/22/2030	398,781	0 .2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 4.722%, (US0003M + 2.400%), 07/16/2030	394,426	0 .2
286,670	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.879%, 03/25/2036	191,663	0 .1
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.475%, (US0001M + 1.450%), 03/17/2037	1,038,957	0 .5
500,000	(1)	LCM XXIV Ltd. 24A C, 4.528%, (US0003M + 2.250%), 03/20/2030	489,118	0 .2
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.078%, (US0003M + 1.800%), 04/20/2030	240,614	0 .1
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.409%, (US0003M + 2.150%), 01/23/2031	391,965	0 .2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	205,014	0 .1
575,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.153%, (US0003M + 4.850%), 10/15/2025	571,503	0 .3
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.153%, (US0003M + 1.850%), 04/15/2026	238,915	0 .1
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,094,202	0 .5
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 4.300%, (US0003M + 2.000%), 10/18/2030	237,554	0 .1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 4.503%, (US0003M + 2.200%), 10/15/2030	549,434	0 .3

	Total Asset-Backed Securities
	(Cost $7,089,491)		7,017,932	3 .4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED NOTES: 0.0%
			Russia: 0.0%
RUB	4,070,084	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 0.000%, 08/22/2034	$9,146	0.0

		Total Structured Notes
		(Cost $145,805)		9,146	0.0

Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			United States: 0.0%
	43,083	(2),(6),(9)	American Media, Inc.	–	–
	18	(9)	Ingevity Corp.	1,527	0.0
	4,988		Resolute Forest Products, Inc.	23,444	0.0
	120		WestRock Co.	4,374	0.0

		Total Common Stock
		(Cost $1,305,734)		29,345	0.0

MUTUAL FUNDS: 18.2%
			United States: 18.2%
	634,885		Voya Emerging Markets Corporate Debt Fund - Class P	6,374,241	3.1
	1,113,007		Voya Emerging Markets Hard Currency Debt Fund - Class P	10,851,815	5.3
	1,831,931		Voya Emerging Markets Local Currency Debt Fund - Class P	13,189,905	6.4
	890,788		Voya High Yield Bond Fund - Class P	7,108,485	3.4

		Total Mutual Funds
		(Cost $39,859,882)		37,524,446	18.2

				Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.1%
		Total Purchased Options
		(Cost $201,715)		119,818	0.1

		Total Long-Term Investments
		(Cost $200,402,063)		202,357,227	98.3

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
			Commercial Paper: 3.2%
	2,000,000		CVS Health Corp., 2.380%, 10/01/2019	1,999,869	0.9
	1,000,000		E. I. du Pont de Nemours and Co., 2.300%, 11/25/2019	996,481	0.5
	2,000,000		Lowe's Cos, Inc., 2.100%, 10/01/2019	2,000,000	1.0
	1,600,000		Sysco Corp., 2.470%, 10/01/2019	1,599,892	0.8
				6,596,242	3.2

			Repurchase Agreements: 3.2%
	1,550,230	(11)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,550,331, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $1,581,339, due 09/01/24-08/01/49)	1,550,230	0.8
	1,550,230	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,550,332, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,581,235, due 10/25/19-07/15/61)	1,550,230	0.7
	1,550,230	(11)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $1,550,332, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,581,340, due 10/15/19-09/09/49)	1,550,230	0.8
	448,274	(11)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $448,297, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $457,239, due 10/01/19-02/15/40)	448,274	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,550,230	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,550,331, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,581,235, due 10/15/19-09/01/49)	$1,550,230	0.7
			6,649,194	3.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
537,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
		(Cost $537,000)	537,000	0.3

	Total Short-Term Investments
	(Cost $13,782,694)		13,782,436	6.7

	Total Investments in Securities (Cost $214,184,757)		$216,139,663	105.0
	Liabilities in Excess of Other Assets		(10,308,735)	(5.0)
	Net Assets		$205,830,928	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Security, or a portion of the security, is on loan.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2019.

BRL	Brazilian Real
CLP	Chilean Peso
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	18.2%
Collateralized Mortgage Obligations	15.7
Sovereign Bonds	10.1
U.S. Treasury Obligations	9.8
Commercial Mortgage-Backed Securities	8.5
Financial	8.4
Uniform Mortgage-Backed Security	6.6
Other Asset-Backed Securities	3.4
Consumer, Non-cyclical	3.3
Treasury Inflation Indexed Protected Securities	3.0
U.S. Government Agency Obligations	2.6
Communications	2.4
Energy	2.2
Utilities	1.9
Consumer, Cyclical	0.8
Industrial	0.5
Technology	0.5
Basic Materials	0.3
Purchased Options	0.1
Communication Services	0.0
Materials	0.0
Structured Notes	0.0
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(5.0)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
United States	$29,345	$–	$–	$29,345
Total Common Stock	29,345	–	–	29,345
Mutual Funds	37,524,446	–	–	37,524,446
Purchased Options	–	119,818	–	119,818
Corporate Bonds/Notes	–	41,827,832	3,178	41,831,010
Collateralized Mortgage Obligations	–	32,278,021	–	32,278,021
Asset-Backed Securities	–	7,017,932	–	7,017,932
U.S. Government Agency Obligations	–	18,982,611	–	18,982,611
Commercial Mortgage-Backed Securities	–	17,420,596	–	17,420,596
Sovereign Bonds	–	20,791,888	–	20,791,888
U.S. Treasury Obligations	–	26,352,414	–	26,352,414
Structured Notes	–	–	9,146	9,146
Short-Term Investments	537,000	13,245,436	–	13,782,436
Total Investments, at fair value	$38,090,791	$178,036,548	$12,324	$216,139,663
Other Financial Instruments+
Centrally Cleared Swaps	–	3,224,695	–	3,224,695
Forward Foreign Currency Contracts	–	613,351	–	613,351
Forward Premium Swaptions	–	44,206	–	44,206
Futures	334,444	–	–	334,444
Total Assets	$38,425,235	$181,918,800	$12,324	$220,356,359
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,983,400)	$–	$(1,983,400)
Forward Foreign Currency Contracts	–	(1,799,649)	–	(1,799,649)
Futures	(331,118)	–	–	(331,118)
Written Options	–	(132,216)	–	(132,216)
Total Liabilities	$(331,118)	$(3,915,265)	$–	$(4,246,383)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$10,570,022	$273,725	$(5,232,154)	$762,648	$6,374,241	$273,720	$(228,650)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	15,377,081	441,934	(6,639,599)	1,672,399	10,851,815	441,932	(639,601)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	12,193,671	10,373	-	985,861	13,189,905	154,196	-	-
Voya High Yield Bond Fund - Class P	11,948,411	374,699	(6,068,084)	853,459	7,108,485	374,705	(68,086)	-
	$50,089,185	$1,100,731	$(17,939,837)	$4,274,367	$37,524,446	$1,244,553	$(936,337)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP 5,351,430	USD 102,000	Barclays Bank PLC	11/08/19	$1,150
ZAR 7,872,633	USD 531,000	Barclays Bank PLC	11/08/19	(13,844)
CNY 8,577,241	USD 1,198,450	Barclays Bank PLC	11/08/19	5,349
CNY 21,891,031	USD 3,097,672	Barclays Bank PLC	11/08/19	(25,309)
USD 1,114,573	COP 3,864,268,716	Barclays Bank PLC	11/08/19	6,115
USD 1,115,841	COP 3,864,268,716	Barclays Bank PLC	11/08/19	7,383
USD 1,276,036	ZAR 19,793,042	Barclays Bank PLC	11/08/19	(24,175)
USD 33,239	MYR 138,881	Barclays Bank PLC	11/08/19	114
USD 762,521	MXN 15,278,304	Barclays Bank PLC	11/08/19	(6,659)
AUD 1,059,239	USD 726,453	BNP Paribas	10/25/19	(10,886)
USD 81,000	SGD 111,922	BNP Paribas	11/08/19	152
USD 1,289,024	PEN 4,379,629	BNP Paribas	11/08/19	(8,505)
IDR 1,711,849,920	USD 121,000	BNP Paribas	11/08/19	(777)
USD 294,361	CLP 209,325,908	BNP Paribas	11/08/19	7,059
THB 8,045,252	USD 263,000	BNP Paribas	11/08/19	(410)
RUB 36,910,781	USD 566,000	BNP Paribas	11/08/19	(3,358)
CLP 250,246,419	USD 344,000	BNP Paribas	11/08/19	(634)
USD 82,000	HUF 24,699,236	BNP Paribas	11/08/19	1,426
COP 2,385,933,431	USD 700,674	BNP Paribas	11/08/19	(16,274)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 143,000	PLN 569,242	BNP Paribas	11/08/19	$977
USD 380,594	CZK 8,826,410	BNP Paribas	11/08/19	7,499
IDR 19,349,252,774	USD 1,368,708	BNP Paribas	11/08/19	(9,810)
USD 866,646	PLN 3,407,406	BNP Paribas	11/08/19	16,516
USD 294,279	CLP 209,325,908	BNP Paribas	11/08/19	6,976
USD 154,422	PHP 8,116,501	BNP Paribas	11/08/19	(2,025)
PLN 3,951,281	USD 1,011,136	BNP Paribas	11/08/19	(25,312)
PLN 5,952,719	USD 1,526,552	BNP Paribas	11/08/19	(41,380)
PLN 3,947,437	USD 1,005,858	BNP Paribas	11/08/19	(20,993)
USD 246,000	RUB 16,638,259	BNP Paribas	11/08/19	(9,286)
COP 2,385,933,431	USD 700,587	BNP Paribas	11/08/19	(16,187)
CHF 1,282,407	USD 1,294,000	Brown Brothers Harriman & Co.	10/25/19	(6,296)
GBP 911,085	USD 1,138,000	Brown Brothers Harriman & Co.	10/25/19	(16,629)
NOK 6,838,015	USD 756,000	Brown Brothers Harriman & Co.	10/25/19	(4,037)
EUR 27,566	USD 30,585	Brown Brothers Harriman & Co.	10/25/19	(482)
EUR 46,831	USD 52,000	Brown Brothers Harriman & Co.	10/25/19	(859)
DKK 3,145,127	USD 467,671	Brown Brothers Harriman & Co.	10/25/19	(7,606)
USD 852,000	GBP 681,206	Brown Brothers Harriman & Co.	10/25/19	13,566
USD 2,045,000	CAD 2,706,390	Brown Brothers Harriman & Co.	10/25/19	(2,977)
USD 1,033,000	NOK 9,388,526	Brown Brothers Harriman & Co.	10/25/19	4,136
GBP 563,492	USD 694,000	Brown Brothers Harriman & Co.	10/25/19	33
CHF 2,090,923	USD 2,099,000	Brown Brothers Harriman & Co.	10/25/19	11,681
USD 420,000	AUD 620,572	Brown Brothers Harriman & Co.	10/25/19	774
GBP 658,906	USD 815,000	Brown Brothers Harriman & Co.	10/25/19	(4,013)
USD 525,000	AUD 776,703	Brown Brothers Harriman & Co.	10/25/19	299
USD 635,000	EUR 575,578	Brown Brothers Harriman & Co.	10/25/19	6,454
USD 1,205,000	CHF 1,192,589	Brown Brothers Harriman & Co.	10/25/19	7,486
USD 1,168,000	GBP 930,669	Brown Brothers Harriman & Co.	10/25/19	22,525
USD 1,105,000	CHF 1,094,042	Brown Brothers Harriman & Co.	10/25/19	6,439
USD 4,953,216	CHF 4,870,532	Brown Brothers Harriman & Co.	10/25/19	62,567
CAD 1,496,690	USD 1,130,000	Brown Brothers Harriman & Co.	10/25/19	137
CAD 1,218,484	USD 919,000	Brown Brothers Harriman & Co.	10/25/19	1,066
CHF 853,938	USD 865,000	Brown Brothers Harriman & Co.	10/25/19	(7,535)
CHF 1,098,227	USD 1,113,000	Brown Brothers Harriman & Co.	10/25/19	(10,237)
CHF 1,360,987	USD 1,384,000	Brown Brothers Harriman & Co.	10/25/19	(17,392)
USD 1,728,000	GBP 1,388,792	Brown Brothers Harriman & Co.	10/25/19	18,663
GBP 1,285,729	USD 1,588,000	Brown Brothers Harriman & Co.	10/25/19	(5,514)
CZK 1,427,390	USD 61,000	Brown Brothers Harriman & Co.	11/08/19	(664)
EUR 106,996	USD 118,950	Brown Brothers Harriman & Co.	11/08/19	(1,985)
HKD 156,520	USD 20,000	Brown Brothers Harriman & Co.	11/08/19	(18)
USD 730,000	NOK 6,538,493	Citibank N.A.	10/25/19	10,974
USD 784,000	NOK 7,012,705	Citibank N.A.	10/25/19	12,826
USD 365,000	AUD 540,075	Citibank N.A.	10/25/19	2,551
NOK 10,775,489	USD 1,191,000	Citibank N.A.	10/25/19	(6,040)
USD 1,526,552	ZAR 22,382,321	Citibank N.A.	11/08/19	56,251
ILS 70,656	USD 20,000	Citibank N.A.	11/08/19	367
USD 599,225	CNY 4,289,857	Citibank N.A.	11/08/19	(2,848)
USD 102,000	CLP 73,913,280	Citibank N.A.	11/08/19	553
USD 344,080	RON 1,468,543	Citibank N.A.	11/08/19	6,913
USD 125,326	TRY 722,849	Citibank N.A.	11/08/19	(1,028)
BRL 927,227	USD 222,000	Citibank N.A.	11/08/19	222
PLN 563,077	USD 143,000	Citibank N.A.	11/08/19	(2,515)
RON 85,682	USD 20,000	Citibank N.A.	11/08/19	(328)
RUB 23,595,863	USD 364,000	Citibank N.A.	11/08/19	(1,961)
USD 430,000	ZAR 6,561,859	Deutsche Bank AG	11/08/19	(1,050)
USD 61,000	KRW 72,616,840	Deutsche Bank AG	11/08/19	375
USD 246,000	TRY 1,448,871	Deutsche Bank AG	11/08/19	(7,263)
USD 430,000	THB 13,169,825	Deutsche Bank AG	11/08/19	(893)
USD 1,011,136	ZAR 14,907,902	Goldman Sachs International	11/08/19	31,831
USD 266,000	BRL 1,114,327	Goldman Sachs International	11/08/19	(1,479)
USD 866,647	PLN 3,407,407	Goldman Sachs International	11/08/19	16,517
MXN 9,170	USD 451	Goldman Sachs International	11/08/19	10
RUB 50,192,428	USD 751,683	HSBC Bank USA N.A.	11/08/19	18,436
USD 2,496,574	IDR 35,980,628,710	HSBC Bank USA N.A.	11/08/19	(30,345)
USD 121,000	TRY 700,783	HSBC Bank USA N.A.	11/08/19	(1,497)
KRW 2,911,609,447	USD 2,411,690	HSBC Bank USA N.A.	11/08/19	19,113
THB 4,335,175	USD 142,000	HSBC Bank USA N.A.	11/08/19	(161)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 222,909	USD 28,429	HSBC Bank USA N.A.	11/08/19	$29
USD 1,178,580	BRL 4,779,729	HSBC Bank USA N.A.	11/08/19	31,272
USD 178,919	THB 5,526,208	HSBC Bank USA N.A.	11/08/19	(1,889)
USD 1,293,697	RUB 87,420,095	JPMorgan Chase Bank N.A.	11/08/19	(47,618)
PEN 173,708	USD 51,064	JPMorgan Chase Bank N.A.	11/08/19	400
BRL 583,004	USD 142,000	JPMorgan Chase Bank N.A.	11/08/19	(2,058)
USD 41,000	PEN 140,109	JPMorgan Chase Bank N.A.	11/08/19	(509)
USD 1,293,611	RUB 87,420,095	JPMorgan Chase Bank N.A.	11/08/19	(47,704)
ILS 798,680	USD 226,462	JPMorgan Chase Bank N.A.	11/08/19	3,760
SGD 648,988	USD 469,343	JPMorgan Chase Bank N.A.	11/08/19	417
USD 565,000	GBP 458,976	Morgan Stanley Capital Services LLC	10/25/19	89
GBP 1,469,202	USD 1,814,896	Morgan Stanley Capital Services LLC	10/25/19	(6,589)
USD 1,289,795	PEN 4,379,629	Morgan Stanley Capital Services LLC	11/08/19	(7,734)
USD 1,178,696	BRL 4,779,729	Morgan Stanley Capital Services LLC	11/08/19	31,389
USD 1,177,882	BRL 4,779,729	Morgan Stanley Capital Services LLC	11/08/19	30,575
USD 294,249	CLP 209,325,908	Morgan Stanley Capital Services LLC	11/08/19	6,947
USD 164,000	IDR 2,355,269,600	Morgan Stanley Capital Services LLC	11/08/19	(1,411)
USD 102,000	COP 351,799,020	Morgan Stanley Capital Services LLC	11/08/19	1,087
USD 77,659	EUR 70,758	Morgan Stanley Capital Services LLC	11/08/19	309
USD 423,404	HUF 124,378,043	Morgan Stanley Capital Services LLC	11/08/19	17,655
AUD 777,144	USD 534,000	State Street Bank and Trust Co.	10/25/19	(9,002)
USD 441,000	CAD 583,819	State Street Bank and Trust Co.	10/25/19	164
USD 941,000	NOK 8,414,830	State Street Bank and Trust Co.	10/25/19	15,637
USD 711,000	CAD 943,116	State Street Bank and Trust Co.	10/25/19	(1,138)
USD 941,000	NOK 8,447,853	State Street Bank and Trust Co.	10/25/19	12,006
USD 953,000	CAD 1,258,540	State Street Bank and Trust Co.	10/25/19	2,688
USD 572,000	NOK 5,127,514	State Street Bank and Trust Co.	10/25/19	8,137
USD 1,004,000	CAD 1,324,268	State Street Bank and Trust Co.	10/25/19	4,057
CAD 10,967,811	USD 8,329,342	State Street Bank and Trust Co.	10/25/19	(47,648)
CAD 564,649	USD 425,000	State Street Bank and Trust Co.	10/25/19	1,361
EUR 29,099,811	USD 32,280,405	State Street Bank and Trust Co.	10/25/19	(502,640)
JPY 3,062,729,828	USD 28,812,554	State Street Bank and Trust Co.	10/25/19	(438,561)
JPY 1,830,964	USD 17,156	State Street Bank and Trust Co.	10/25/19	(193)
CAD 1,031,218	USD 777,000	State Street Bank and Trust Co.	10/25/19	1,664
CHF 560,040	USD 569,000	State Street Bank and Trust Co.	10/25/19	(6,647)
NZD 3,986,236	USD 2,570,031	State Street Bank and Trust Co.	10/25/19	(72,441)
GBP 1,229,718	USD 1,521,000	State Street Bank and Trust Co.	10/25/19	(7,453)
NOK 31,762,800	USD 3,545,525	State Street Bank and Trust Co.	10/25/19	(52,631)
NOK 12,575,463	USD 1,403,000	State Street Bank and Trust Co.	10/25/19	(20,100)
SEK 33,878,853	USD 3,538,676	State Street Bank and Trust Co.	10/25/19	(91,423)
USD 428,000	NOK 3,829,332	State Street Bank and Trust Co.	10/25/19	6,896
AUD 618,555	USD 421,000	State Street Bank and Trust Co.	10/25/19	(3,136)
AUD 745,440	USD 512,000	State Street Bank and Trust Co.	10/25/19	(8,419)
AUD 626,813	USD 432,000	State Street Bank and Trust Co.	10/25/19	(8,557)
CHF 1,121,491	USD 1,134,000	State Street Bank and Trust Co.	10/25/19	(7,877)
GBP 730,656	USD 909,000	State Street Bank and Trust Co.	10/25/19	(9,703)
USD 2,311,000	NZD 3,664,455	State Street Bank and Trust Co.	10/25/19	15,023
AUD 755,080	USD 516,000	State Street Bank and Trust Co.	10/25/19	(5,907)
USD 1,795,000	GBP 1,435,391	State Street Bank and Trust Co.	10/25/19	28,308
USD 164,000	MXN 3,326,486	State Street Bank and Trust Co.	11/08/19	(3,471)
HUF 18,339,835	USD 61,000	State Street Bank and Trust Co.	11/08/19	(1,171)
MXN 10,440,669	USD 526,000	State Street Bank and Trust Co.	11/08/19	(2,581)
MXN 2,772,340	USD 142,000	State Street Bank and Trust Co.	11/08/19	(2,428)
USD 1,216,954	PLN 4,883,821	Toronto Dominion Securities	11/08/19	(1,534)
				$(1,186,298)

At September 30, 2019, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	11	12/16/19	$1,093,988	$7,273
Australia 3-Year Bond	36	12/16/19	2,811,082	8,583
Canada 10-Year Bond	25	12/18/19	2,690,871	(43,949)
Euro-Bobl 5-Year	51	12/06/19	7,540,465	(55,567)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-Buxl® 30-year German Government Bond	12	12/06/19	$2,844,780	$(69,082)
Euro-OAT	55	12/06/19	10,209,653	(114,313)
Euro-Schatz	84	12/06/19	10,284,500	(31,812)
Long Gilt	22	12/27/19	3,631,186	12,511
Long-Term Euro-BTP	21	12/06/19	3,338,136	18,261
Short Gilt	17	12/27/19	2,182,612	(4,018)
U.S. Treasury Long Bond	5	12/19/19	811,563	(11,729)
			$47,438,836	$(283,842)
Short Contracts:
Euro-Bund	(20)	12/06/19	(3,798,489)	47,447
Japanese Government Bonds 10-Year Mini	(4)	12/12/19	(573,188)	(648)
U.S. Treasury 10-Year Note	(16)	12/19/19	(2,085,000)	20,093
U.S. Treasury 2-Year Note	(4)	12/31/19	(862,000)	2,727
U.S. Treasury 5-Year Note	(102)	12/31/19	(12,153,141)	65,242
U.S. Treasury Ultra 10-Year Note	(46)	12/19/19	(6,550,688)	92,641
U.S. Treasury Ultra Long Bond	(10)	12/19/19	(1,919,063)	59,666
			$(27,941,569)	$287,168

At September 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	14,650,000	$(2,063,203)	$68,912
						$(2,063,203)	$68,912

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 2	Sell	5.000	06/20/24	USD	16,430,000	1,102,075	11,250
						1,102,075	$11,250

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At September 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD	1,000,000	$164,154	$152,730
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	66,637	69,446
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	2,912	3,029
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.135)	Annual	03/17/30	EUR	2,196,000	(5,749)	(1,858)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month GBP-LIBOR	Semi-Annual	2.899%	Semi-Annual	08/22/44	GBP	2,000,000	$1,276,917	$1,441,878
Pay	6-month JPY-LIBOR	Semi-Annual	(0.015)	Semi-Annual	02/13/24	JPY	1,946,200,000	117,710	118,914
Pay	6-month JPY-LIBOR	Semi-Annual	0.135	Semi-Annual	02/13/29	JPY	477,600,000	79,056	79,737
Pay	6-month JPY-LIBOR	Semi-Annual	0.328	Semi-Annual	02/13/34	JPY	403,500,000	133,508	134,421
Pay	6-month JPY-LIBOR	Semi-Annual	0.519	Semi-Annual	02/15/39	JPY	65,000,000	39,095	39,241
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	349,200,000	260,423	262,135
Pay	6-month JPY-LIBOR	Semi-Annual	0.670	Semi-Annual	02/07/49	JPY	180,000,000	180,452	181,264
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	139,550	139,550
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	52,079	52,079
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	154,923	154,923
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	73,595	73,684
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	163,504	163,615
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(750)	(797)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	(132,776)	(138,939)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.192	Annual	03/17/50	EUR	1,063,000	15,376	7,160
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	18,320,000	4,577	3,599
Receive	1-month USD-LIBOR	Monthly	2.656	Monthly	06/19/20	USD	8,150,000	(53,199)	(53,199)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	4,000,000	(41,994)	(41,994)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	54,290	54,290
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	11,000,000	2,314	2,314
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(395,403)	(397,349)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(87,718)	(87,718)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(69,768)	(69,768)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(287,920)	(287,920)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(195,298)	(195,685)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(167,766)	(167,766)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(108,899)	(108,899)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(110,505)	(110,505)
Receive	3-month USD-LIBOR	Quarterly	1.816	Semi-Annual	08/05/29	USD	3,294,000	(74,394)	(74,394)
Receive	3-month USD-LIBOR	Quarterly	1.533	Semi-Annual	08/09/29	USD	3,081,000	10,524	10,524
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(42,472)	(42,472)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(96,104)	(96,104)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(108,033)	(108,033)
								$1,012,848	$1,161,133

At September 30, 2019, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value

Call USD vs. Put JPY	BNP Paribas	02/26/20	108.500 USD	5,250,000	$35,262	$51,745
Put USD vs. Call JPY	BNP Paribas	02/26/20	97.000 USD	7,875,000	37,013	14,394
					$72,275	$66,139

At September 30, 2019, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value

Put USD vs. Call JPY	BNP Paribas	02/26/20	100.000 USD	7,875,000	$64,400	$(26,947)
					$64,400	$(26,947)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	0.043%	6-month EUR-EURIBOR	03/13/20	EUR	8,000,000	$129,440	$53,679
								$129,440	$53,679

At September 30, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 30-year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	0.471%	6-month EUR-EURIBOR	03/13/20	EUR	4,300,000	$247,954	$(105,269)
								$247,954	$(105,269)

At September 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	11,869,000	$(610,902)	$44,206
								$(610,902)	$44,206

(1)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(2)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $217,132,459.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$11,739,188
Gross Unrealized Depreciation	(9,912,833)
Net Unrealized Appreciation	$1,826,355